Investments in Affiliated Companies (Unaudited): (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Statement of Income
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.	$ 9,685	$ 9,996	$ 10,400	$ 10,759	$ 11,237	$ 11,450	$ 11,766	$ 11,787	$ 40,840	$ 46,240	$ 52,417
Subsidiaries [Member]
Summary of Statement of Income
Income - interest income from subordinated debentures issued by HopFed Bancorp, Inc.									372	367
Net income									$ 372	$ 367